LEPERCQ-ISTEL FUND

                              THIRD-QUARTER REPORT

                               SEPTEMBER 30, 2000

[OBJECT OMITTED]




This report is issued for the information of shareholders of Lepercq-Istel Fund, and is not authorized for distribution to prospective investors in the Fund unless accompanied by the currently effective prospectus dated April 28, 2000.



LEPERCQ-ISTEL FUND
--------------------------------------------------------------------------------

November 20, 2000

Dear Shareholders:

The performance of your Fund for the third quarter and for the first nine months of the year is provided in the table below. For comparative purposes, we have also provided performance information for some relevant benchmarks.

                                                  THIRD QUARTER     YEAR-TO-DATE
                                                      2000               2000

                  Lepercq-Istel Fund                -7.06%             -16.07%
                  Lipper Multicap Core Index         0.54%               4.58%
                  Standard & Poor's 500             -0.97%              -1.39%

Economic growth in the U.S. has slowed to the 3% area from the 5% to 6% range earlier this year. The 3% rate approximates the non-inflationary growth rate of the economy and presumably is the level that the Federal Reserve is currently targeting. The moderation of growth improves the likelihood that the current economic expansion and corporate profit growth cycle will continue.

The adjustment to lower profit growth has sent jitters through the stock market. All major stock indices in the U.S. are now posting losses for the year.

While economic growth is clearly moderating, the evidence does not suggest an imminent end to the current cycle. We believe that after the present period of adjustment, the stock market will once again be in a position to anticipate a favorable earnings outlook.

Starting in April, we raised the cash position to a higher than normal level to serve as a cushion against market volatility. There are signs that this period of adjustment to lower growth is approaching its conclusion. We expect to soon start deploying a portion of the cash reserves in high quality companies, some of which are now trading at attractive entry points.

Thank you for your continued support.

Sincerely,




/s/Tsering Ngudu                                   /s/ Jerry Getsos
------------------                                 -----------------------
Tsering Ngudu                                      Jerry Getsos
President & Portfolio Manager                      Executive Vice President &
                                                   Portfolio Manager


           Past performance is not predictive of future performance.

LEPERCQ-ISTEL FUND
--------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED) FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2000



Net Asset Value per Share, December 31, 1999                     $25.57

Distribution during the Period:                                  None

Net Asset Value per Share, September 30, 2000                    $21.46

Total Return, Year to Date                                       (16.07%)


            Past performance is not predictive of future performance.

LEPERCQ-ISTEL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) AS OF SEPTEMBER 30, 2000

             NUMBER OF                                                   MARKET
                SHARES                                                    VALUE
                         U.S. EQUITIES - 68.21%

                         CONSUMER CYCLICAL - 19.45%

                         INTERNET ADVERTISING - 1.16%
                11,000   DoubleClick Inc. *                             $352,000
                                                                        --------
                         INTERNET COMMERCE - 1.13%
                 5,000   eBay Inc. *                                     343,438
                                                                         -------
                         INTERNET MEDIA - 1.99%
                20,000   StarMedia Network, Inc. *                       150,000
                 5,000   Yahoo! Inc. *                                   455,000
                                                                         -------
                                                                         605,000

                         MEDIA - 11.10%
                35,000   The Walt Disney Company                       1,338,750
                34,720   Viacom Inc. *                                 2,031,120
                                                                       ---------
                                                                       3,369,870

                         RETAILERS - 4.07%
                25,000   The Gap, Inc.                                   503,125
                62,000   J.C. Penney Company, Inc.                       732,375
                                                                         -------
                                                                       1,235,500
                                                                       ---------
                         Total Consumer Cyclicals                      5,905,808
                                                                       ---------

                         CONSUMER NON-CYCLICAL - 11.47%

                         HEALTH CARE - 5.57%
                18,000   Johnson & Johnson                             1,690,875
                                                                       ---------

                         PHARMACEUTICALS - 5.90%
                29,750   Pharmacia Corporation                         1,790,578
                                                                       ---------
                         Total Consumer Non-Cyclicals                  3,481,453
                                                                       ---------
                         ENERGY - 2.54%
                         OIL & GAS - 2.54%
                50,000   Ocean Energy Inc. *                             771,875
                                                                         -------
                         Total Energy                                    771,875
                                                                         -------

                         FINANCIAL - 5.05%
                         BANKS - 5.05%
                15,000   The Bank of New York Company, Inc.              840,937
                15,000   The Chase Manhattan Corporation                 692,813
                                                                         -------
                         Total Financial                               1,533,750
                                                                       ---------

                         INDUSTRIAL - 9.19%

                         COMMERCIAL SERVICES - 9.19%
                 3,000   Akamai Technologies, Inc. *                     157,547
                13,000   Commerce One, Inc. *                          1,020,500
                15,000   Exodus Communications, Inc. *                   740,625
                 4,300   VeriSign, Inc. *                                871,019
                                                                         -------
                         Total Industrial                              2,789,691
                                                                       ---------
LEPERCQ-ISTEL FUND
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SCHEDULE OF INVESTMENTS (UNAUDITED) AS OF SEPTEMBER 30, 2000 (CONTINUED)

             NUMBER OF                                                    MARKET
                SHARES                                                     VALUE

                         TECHNOLOGY - 18.47%

                         BIOTECHNOLOGY - 4.58%
                 5,000   ImClone Systems Incorporated *                 $585,313
                10,000   Immunex Corporation *                           435,000
                 9,000   Incyte Genomics, Inc. *                         370,125
                                                                         -------
                                                                       1,390,438

                         COMMUNICATIONS EQUIPMENT - 7.17%
                15,000   Cisco Systems, Inc. *                           828,750
                22,500   Motorola, Inc.                                  635,625
                10,000   QUALCOMM Inc. *                                 712,500
                                                                         -------
                                                                       2,176,875

                         COMMUNICATIONS SOFTWARE - 2.62%
                 7,000   Phone.com, Inc. *                               795,375
                                                                         -------

                         SEMICONDUCTORS - 4.10%
                20,000   Atmel Corporation *                             303,750
                 2,500   Broadcom Corporation *                          609,375
                 8,000   Intel Corporation                               332,500
                                                                         -------
                                                                       1,245,625
                                                                       ---------
                         Total Technology                              5,608,313
                                                                       ---------

                         UTILITIES - 2.04%
                         COMMUNICATIONS SERVICES - 2.04%
                20,000   Global Crossing Ltd. *                          620,000
                                                                         -------
                         Total Utilities                                 620,000
                                                                         -------
                         TOTAL U.S. EQUITIES                          20,710,890
                                                                      ----------

                         INTERNATIONAL EQUITIES - 14.28%
                         BASIC MATERIALS - 0.82%
                         STEEL - 0.82%
                50,000   Ispat International NV                          250,000
                                                                         -------
                         Total Basic Materials                           250,000
                                                                         -------

                         CONSUMER CYCLICAL - 2.00%

                         CONSUMER ELECTRONICS - 1.16%
                 3,500   Sony Corporation                                353,281
                                                                         -------

                         MEDIA - 0.84%
                 5,500   NTL Incorporated *                              254,719
                                                                         -------
                         Total Consumer Cyclical                         608,000
                                                                         -------

                         TECHNOLOGY - 11.46%

                         COMMUNICATIONS EQUIPMENT - 8.24%

                19,000   Telefonaktiebolaget LM Ericsson AB              281,437
                20,000   Nortel Networks Corporation                   1,191,250
                 8,000   Siemens AG                                    1,028,908
                                                                       ---------
                                                                       2,501,595

LEPERCQ-ISTEL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) AS OF SEPTEMBER 30, 2000 (CONTINUED)



         NUMBER OF                                                       MARKET
            SHARES                                                        VALUE

                     SOFTWARE - 1.25%
             8,000   SmartForce Public Limited Company *                $379,000
                                                                        --------

                     TELECOMMUNICATIONS EQUIPMENT - 1.97%
            15,000   Nokia Oyj                                           597,187
                                                                         -------
                     Total Technology                                  3,477,782
                                                                       ---------
                     TOTAL INTERNATIONAL EQUITIES                      4,335,782
                                                                       ---------
                     TOTAL EQUITIES (COST $22,906,631)               $25,046,672
                                                                     -----------

         PRINCIPAL
            AMOUNT   SHORT-TERM INVESTMENTS - 18.46%
            ------
                     U.S. TREASURIES - 16.31%
        $3,000,000   U.S. Treasury Bill, due 11/9/00                   2,980,451
         2,000,000   U.S. Treasury Bill, due 12/21/00                  1,973,334
                                                                       ---------
                     Total U.S. Treasuries                             4,953,785
                                                                       ---------
                     VARIABLE RATE DEMAND NOTES# - 2.15%
            91,879   American Family Financial Services, Inc., 6.2352%    91,879
           373,262   Sara Lee Corporation, 6.2200%                       373,262
           186,783   Wisconsin Electric Power Company, 6.2352%           186,783
                                                                         -------
                     Total Variable Rate Demand Notes                    651,924
                                                                         -------
                     TOTAL SHORT-TERM INVESTMENTS (COST $5,605,556)    5,605,709
                                                                       ---------
                     Total Investments - 100.95% (Cost $28,512,187)   30,652,381
                                                                      ----------

                     Liabilities, less Other Assets - (0.95)%          (288,898)
                                                                       ---------

                     NET ASSETS - 100.00%                            $30,363,483
                                                                     ===========

                     Net Asset Value Per Share                            $21.46
                                                                          ======

                        (Based on 1,414,766.975 outstanding)


* Non-income producing security.

# Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of September 30, 2000.


LEPERCQ-ISTEL FUND
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TRUSTEES

+Bruno Desforges            CHAIRMAN OF THE BOARD,  LEPERCQ-ISTEL TRUST;
                            MANAGING DIRECTOR,  LEPERCQ, DE NEUFLIZE & CO.
                            INCORPORATED;  DIRECTOR AND CHAIRMAN OF THE BOARD,
                            LEPERCQ, DE NEUFLIZE SECURITIES  INC.

+Francois Letaconnoux       DIRECTOR,  PRESIDENT AND CHIEF EXECUTIVE OFFICER,
                            LEPERCQ INC., LEPERCQ, DE NEUFLIZE  & CO.
                            INCORPORATED AND LEPERCQ,  DE NEUFLIZE SECURITIES
                            INC.

Jean-Louis Milin            MANAGING DIRECTOR, BANQUE DE NEUFLIZE, SCHLUMBERGER,
                            MALLET, DEMACHY

*Marvin Schiller, Ph.D.     DIRECTOR, TUTOR TIME LEARNING SYSTEMS,  INC.;
                            GENERAL PARTNER,  REPRISE CAPITAL CORP.

*Franz Skryanz              FINANCIAL CONSULTANT

Marie-Monique Steckel       CONSULTANT;  DIRECTOR,  MICROCARD TECHNOLOGIES INC.;
                            DIRECTOR,  GLOBECAST NORTH AMERICA INC.; DIRECTOR,
                            C&P PRESS, INC.

Dennis Tarzian              PRESIDENT AND CHIEF EXECUTIVE OFFICER, NEW CENTURY
                            EDUCATION  CORP.; DIRECTOR, NATIONAL REGISTERED
                            AGENTS, INC.

+Jean-Michel Terrein        MANAGING DIRECTOR, LEPERCQ CORPORATION MANAGEMENT
                            LTD.

* MEMBER OF AUDIT, ETHICS AND NOMINATING COMMITTEES

+ INTERESTED TRUSTEE

OFFICERS

Tsering Ngudu                       PRESIDENT
Jerry Getsos                        EXECUTIVE VICE PRESIDENT
Peter Hartnedy                      SECRETARY AND TREASURER

Investment Adviser                  LEPERCQ, DE NEUFLIZE & CO. INCORPORATED,
                                    NEW YORK

Underwriter & Distributor           LEPERCQ, DE NEUFLIZE SECURITIES INC.,
                                    NEW YORK

Transfer Agent, Dividend
Paying Agent, Administrator
and Fund Accountant                 FIRSTAR MUTUAL FUND SERVICES, LLC, MILWAUKEE

Custodian                           FIRSTAR BANK, N.A., CINCINNATI

Legal Counsel                       PAUL, HASTINGS, JANOFSKY & WALKER LLP,
                                    NEW YORK

Independent Auditors                KPMG LLP, CHICAGO